Benefit Plans (Weighted-Average Assumptions To Determine Net Postretirement Cost) (Details) (Net Postretirement Cost [Member], Post-Retirement [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Postretirement Cost [Member] | Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.80%	6.10%
Health care cost trend rate	8.00%	7.50%	8.00%